Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends per common share attributable to SLM Corporation	$ 0.60	$ 0.50	$ 0.30
Series A Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 3.49	$ 3.49	$ 3.49
Series B Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 2.00	$ 2.22	$ 1.59
Retained Earnings [Member]
Dividends per common share attributable to SLM Corporation	$ 0.60	$ 0.50	$ 0.30
Retained Earnings [Member] | Series A Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 3.49	$ 3.49	$ 3.49
Retained Earnings [Member] | Series B Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 2.00	$ 2.22	$ 1.59
Total Stockholders' Equity [Member]
Dividends per common share attributable to SLM Corporation	$ 0.60	$ 0.50	$ 0.30
Total Stockholders' Equity [Member] | Series A Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 3.49	$ 3.49	$ 3.49
Total Stockholders' Equity [Member] | Series B Preferred Stock [Member]
Preferred stock, Dividends per preferred share	$ 2.00	$ 2.22	$ 1.59